Significant Accounting Policies - Additional Information (Detail) - JPY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2019	Jan. 01, 2019
Disclosure of performance obligations [line items]
Gain loss on purchase, sales or cancellation of treasury shares	¥ 0
Development expenditure capitalized	0	¥ 0	¥ 0
Right-of-use assets	54,337,000,000				¥ 46,279,000,000
Lease liabilities recognized at January 1, 2019	¥ 56,637,000,000				¥ 48,013,000,000
Impairment of available-for-sale financial asset description	When the fair value of an available-for-sale financial asset is below the acquisition cost consistently for a period of six months or more, or, if the fair value of the available-for-sale financial assets is 20% below its acquisition cost, impairment losses are assessed for such financial asset
Fair Value of Available For Sale of Financial Assets Percentage				20.00%
LINE Stickers, Creator Stickers and Emoji [member]
Disclosure of performance obligations [line items]
Estimated period of recognizing revenues for each type of communication and content sales services	100 days	90 days
Impact Of Adoption IFRS 16 [member]
Disclosure of performance obligations [line items]
Incremental Borrowing Rate					2.21%
Increase Decrease Included In Operating Lease Expenses	¥ 1,334,000,000
Increase decrease of right of use assets	10,435,000,000
Increase Decrease Net Cash Used In Operating Activities	9,167,000,000
Increase Decrease Included In Other Operating Lease Expenses	10,433,000,000
Increase decrease of finance costs	¥ 1,215,000,000
Bottom of Range [member]
Disclosure of performance obligations [line items]
Lease Contract Term	1 year
Top of Range [member]
Disclosure of performance obligations [line items]
Payment term for customers	1 year
Lease Contract Term	5 years
Server Hosting Services [member]
Disclosure of performance obligations [line items]
Period of recognizing revenue attributable to the post-termination-announcement performance obligations	2 months
Payment Processing Services [member]
Disclosure of performance obligations [line items]
Period of recognizing revenue attributable to the post-termination-announcement performance obligations	3 months
Third Party Games [member]
Disclosure of performance obligations [line items]
Estimated period of recognizing revenues for each type of communication and content sales services	23 months
Internally developed games and applications [member] | Bottom of Range [member]
Disclosure of performance obligations [line items]
Estimated period of recognizing revenues for each type of communication and content sales services	1 month	15 months	2 months
Internally developed games and applications [member] | Top of Range [member]
Disclosure of performance obligations [line items]
Estimated period of recognizing revenues for each type of communication and content sales services	32 months	30 months	30 months